NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

17.  NON-CONTROLLING INTERESTS

The Company's non-controlling interests included in the Consolidated Balance Sheet were as follows:

at December 31 (millions of Canadian dollars)	2012	2011

Non-controlling interest in TC PipeLines, LP1	953	997
Preferred shares of TCPL	389	389
Non-controlling interest in Portland[2]	83	79

	1,425	1,465

The Company's non-controlling interests included in the Consolidated Statement of Income were as follows:

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Non-controlling interest in TC PipeLines, LP1	91	101	87
Preferred share dividends of TCPL	22	22	22
Non-controlling interest in Portland[2]	5	6	6

	118	129	115

[1]
Effective May 3, 2011, the non-controlling interest in TC PipeLines, LP increased from 61.8 per cent to 66.7 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP associated with the sale of 25 per cent interests in GTN LLC and Bison LLC pipelines from TransCanada to TC PipeLines, LP. The non-controlling interest in TC PipeLines, LP from January 1, 2010 to May 3, 2011 was 61.8 per cent.

[2]
The non-controlling interests in Portland as at December 31, 2012 represented the 38.3 per cent interest not owned by TransCanada (2011 and 2010 – 38.3 per cent).

Preferred Shares of TCPL

at December 31	Number of Shares	Dividend Rate per Share	Redemption Price per Share	2012	2011

	(thousands)			(millions of Canadian dollars)	(millions of Canadian dollars)
Cumulative First Preferred Shares of Subsidiary
Series U	4,000	$2.80	$50.00	195	195
Series Y	4,000	$2.80	$50.00	194	194

				389	389

The authorized number of preferred shares of TCPL issuable in each series is unlimited. All of the cumulative first preferred shares of TCPL are without par value.

On or after October 15, 2013, TCPL may redeem the Series U preferred shares at $50 per share, and on or after March 5, 2014, TCPL may redeem the Series Y shares at $50 per share.

Cash Dividends
 Cash dividends of $22 million or $2.80 per share were paid on the Series U and Series Y preferred shares in each of 2012, 2011 and 2010.

In 2012, TransCanada received fees of $3 million from TC PipeLines, LP (2011 and 2010 – $2 million) and $7 million from Portland (2011 and 2010 – $7 million) for services provided.